Fair Value Measurements - Fair Value Inputs (Details) - $ / shares	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Expected volatility			65.80%	60.00%	70.00%
Risk-free interest rate			0.10%		2.68%
Expected term (in years)					4 years
CM Life Sciences, Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stock Price	$ 14.89	$ 11.04
Expected volatility	42.50%	42.80%
Risk-free interest rate	0.96%	0.42%
Expected term (in years)	5 years 2 months 1 day	5 years 5 months 1 day
Fair value (in dollars per share)	$ 11.50	$ 11.50	$ 11.50